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[LETTERHEAD OF WILLKIE FARR & GALLAGHER LLP]

September 7, 2005

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Attn: Filing Desk

Re:
Amendment No. 1 to Registration Statement on Form S-4 (File No. 333-127262)

Ladies and Gentlemen:

        On behalf of Ventas Realty, Limited Partnership and Ventas Capital Corporation (together, the "Issuers"), Ventas, Inc. ("Ventas") and the other Guarantors named therein (the "Guarantors," and together with the Issuers and Ventas, the "Company") and for the purpose of registering (i) 6 5/8% Senior Notes due 2014, (ii) 7 1/8% Senior Notes due 2015 and (iii) 6 3/4% Senior Notes due 2010 of the Issuers under the Securities Act of 1933, as amended, we transmit herewith for filing with the Securities and Exchange Commission in electronic format via EDGAR Amendment No. 1 to the Company's Registration Statement on Form S-4.

        If you have any questions or need further information, please call the undersigned at 212-728-8597.

Very truly yours,

/s/ Nicole G. Roth

Nicole G. Roth

cc:
T. Richard Riney, Ventas, Inc.
Leslie M. Mazza, Esq., Willkie Farr & Gallagher LLP

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